Long-term debt (Tables)	6 Months Ended
Jun. 30, 2018
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term debt, Principal payments
Twelve month periods ending	Amount
June 30, 2019	$119,657
June 30, 2020	76,026
June 30, 2021	129,711
June 30, 2022	69,772
June 30, 2023	80,772
June 30, 2024 and thereafter	210,317
Total Long term debt	$686,255
Unamortized debt issuance costs	6,438
Total Long term debt, net	$679,817
Current portion of long term debt	119,657
Long term debt, net	560,160

Interest and finance costs
	Six months ended June 30,
	2017	2018
Interest on long term debt and capital leases	$23,008	$28,691
Less: Interest capitalized	(1,260)	(468)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	473	73
Amortization of debt issuance costs	1,288	1,367
Other bank and finance charges	257	675
Interest and finance costs	$23,766	$30,338